                                                                               .
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                                                                    Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                               October 2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT         # OF RECEIVABLES             TERM AT CUTOFF DATE
Initial Pool Balance                              $2,308,504,668.66                  114,709                     57.4 months
Original Securities:                                  DOLLAR AMOUNT       NOTE INTEREST RATE    FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $560,000,000.00                 0.98795%                   June 15, 2010
 Class A-2 Notes                                    $341,000,000.00                   2.100%               November 15, 2011
 Class A-3 Notes                                    $747,000,000.00                   2.790%                 August 15, 2013
 Class A-4 Notes                                    $287,300,000.00                   4.500%                   July 15, 2014
                                                    ---------------
    Total                                         $1,935,300,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                          $8,877,499.32

PRINCIPAL:
 Principal Collections                                                                                        $37,486,816.07
 Prepayments in Full                                                                                          $14,017,182.45
 Liquidation Proceeds                                                                                          $1,715,735.58
 Recoveries                                                                                                       $33,128.90
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $53,252,863.00
                                                                                                              --------------
COLLECTIONS                                                                                                   $62,130,362.32

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $679,157.69
 Purchase Amounts Related to Interest                                                                              $4,861.06
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $684,018.75

Clean Up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                       $62,814,381.07

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                               October 2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          5

III. DISTRIBUTIONS
                                                                                               CARRYOVER           REMAINING
                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00      $62,814,381.07
Servicing Fee                                     $1,618,481.92    $1,618,481.92       $0.00       $0.00      $61,195,899.15
Interest - Class A-1 Notes                          $148,616.03      $148,616.03       $0.00       $0.00      $61,047,283.12
Interest - Class A-2 Notes                          $596,750.00      $596,750.00       $0.00       $0.00      $60,450,533.12
Interest - Class A-3 Notes                        $1,736,775.00    $1,736,775.00       $0.00       $0.00      $58,713,758.12
Interest - Class A-4 Notes                        $1,077,375.00    $1,077,375.00       $0.00       $0.00      $57,636,383.12
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $57,636,383.12
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $57,636,383.12
Regular Principal Payment                       $169,232,282.14   $57,636,383.12       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $62,814,381.07

                                                              PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $57,636,383.12
                                                                                                              --------------
                                                                      TOTAL                                   $57,636,383.12

IV. NOTEHOLDER PAYMENTS

                        NOTEHOLDER PRINCIPAL PAYMENTS      NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes          $57,636,383.12        $102.92     $148,616.03            $0.27   $57,784,999.15             $103.19
Class A-2 Notes                   $0.00          $0.00     $596,750.00            $1.75      $596,750.00               $1.75
Class A-3 Notes                   $0.00          $0.00   $1,736,775.00            $2.33    $1,736,775.00               $2.33
Class A-4 Notes                   $0.00          $0.00   $1,077,375.00            $3.75    $1,077,375.00               $3.75
                                  -----                  -------------                     -------------
TOTAL                    $57,636,383.12                  $3,559,516.03                    $61,195,899.15

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       October 2009
Payment Date                                                                                                              11/16/2009
Transaction Month                                                                                                                  5

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                            END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE            NOTE FACTOR
Class A-1 Notes                                     $169,232,282.14             0.3022005     $111,595,899.02              0.1992784
Class A-2 Notes                                     $341,000,000.00             1.0000000     $341,000,000.00              1.0000000
Class A-3 Notes                                     $747,000,000.00             1.0000000     $747,000,000.00              1.0000000
Class A-4 Notes                                     $287,300,000.00             1.0000000     $287,300,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                             $1,544,532,282.14             0.7980842   $1,486,895,899.02              0.7683025

POOL INFORMATION

 Weighted Average APR                                                              5.612%                                     5.600%
 Weighted Average Remaining Term                                                    53.36                                      52.54
 Number of Receivables Outstanding                                                101,451                                     99,605
 Pool Balance                                                           $1,942,178,305.25                          $1,887,313,551.28
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,712,001,701.28                          $1,664,966,100.92
 Pool Factor                                                                    0.8413144                                  0.8175481

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $23,085,046.69
Targeted Credit Enhancement Amount                                                                                    $28,309,703.27
Yield Supplement Overcollateralization Amount                                                                        $222,347,450.36
Targeted Overcollateralization Amount                                                                                $370,175,825.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $400,417,652.26
Fixed Overcollateralization                                                                                          $142,603,718.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $23,085,046.69
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $23,085,046.69
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $23,085,046.69

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                            October 2009
Payment Date                                                                                                   11/16/2009
Transaction Month                                                                                                       5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                     # OF RECEIVABLES              AMOUNT
Realized Loss                                                                                     295         $965,862.18
(Recoveries)                                                                                       27          $33,128.90
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $932,733.28
Cumulative Net Losses Last Collection Period                                                                $2,049,873.29
                                                                                                            -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                            $2,982,606.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.58%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                       1.30%               1,222      $24,593,258.42
91-120 Days Delinquent                                                      0.05%                  44         $952,631.01
Over 120 Days Delinquent                                                    0.04%                  26         $665,459.90
                                                                            -----                  --         -----------
TOTAL DELINQUENT RECEIVABLES                                                1.51%               1,399      $28,558,036.25

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       153       $3,291,416.66
Total Repossesed Inventory                                                                        199       $4,579,293.45

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:

Second Preceding Collection Period                                                                                0.4791%
Preceding Collection Period                                                                                       0.5210%
Current Collection Period                                                                                         0.5846%
Three Month Average                                                                                               0.5283%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1458%
Preceding Collection Period                                                                                       0.1695%
Current Collection Period                                                                                         0.1777%
Three Month Average                                                                                               0.1644%